Segment reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment reporting

Note  31.   Segment reporting

The Group has two operating segments that meet the criteria set in ASC 280-10-50: Semiconductors and Corporate. The Semiconductors reportable segment is a strategic business unit that offers specific products and is managed separately because it requires dedicated resources and a targeted marketing strategy. The Semiconductors segment encompasses the design, manufacturing, sales and distribution of high-end, Common Criteria EAL5+ & FIPS 140-3-certified secure microprocessors. The Corporate reportable segment requires separate disclosure based on the asset test; it is a strategic business unit that integrates corporate services and the Group’s financing strategy, and is managed separately because it requires dedicated resources. The Corporate reportable segment did not exist prior to January 1, 2023, when SEALSQ Corp acquired SEALSQ France SAS.

The Group’s chief operating decision maker, who is its Chief Executive Officer, evaluates performance for its reportable segments based on segment net sales and gross profit where applicable, and on operating income or loss for purposes of allocating resources (including employees, property, plant and equipment, and financial resources) and assessing budgets and performance. The chief operating decision maker considers budget-to-actual variances on a quarterly basis.

The Group accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Unaudited 6 months ended June 30,	2025			2024
USD'000	Semiconductors	Corporate	Total	Semiconductors	Corporate	Total
Revenues from external customers	4,825	—	4,825	4,828	—	4,828
Intersegment revenues	—	—	—	—	—	—
	4,825	—	4,825	4,828	—	4,828

Reconciliation of revenue
Elimination of intersegment revenue			—			—
Total consolidated revenue			4,825			4,828

Less:[1]
Cost of revenue	3,199	—	3,199	3,895	—	3,895
Segment gross profit	1,626	—	1,626	933	—	933

Less:[1]
Total operating expenses	7,328	15,547	22,875	5,656	4,180	9,836
Other segment items	691	(1,929)	(1,238)	(15)	583	568
Segment profit /(loss) before income taxes	(6,393)	(13,618)	(20,011)	(4,708)	(4,763)	(9,471)

Reconciliation of profit or loss (segment profit/(loss))
Other profit or loss[2]			13			17
Elimination of intersegment profits			—			—
Income / (loss) before income taxes			(19,998)			(9,454)

Other segment disclosures
Interest revenue	7	1,604	1,611	74	180	254
Interest expense	7	3	10	51	316	367
Depreciation and amortization	313	2	315	301	—	301
Profit / (loss) from intersegment sales	—	—	—	—	—	—
Income tax recovery / (expense)	—	(1)	(1)	(1,304)	—	(1,304)
Segment assets	13,233	162,364	175,597	15,876	39,948	55,824

(1) The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker. Intersegment expenses are included within the amounts shown.

(2) Profit or loss from segments below the quantitative thresholds are attributable to two operating segments that include the sales and distribution of semiconductors. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.

Other segment items for each reportable segment are made up of non-operating expenses, including management expenses, foreign exchanges gains and losses, debt discount amortization and financing costs.

Asset reconciliation	Unaudited 6 months ended June 30,
USD'000	2025	2024
Total assets from reportable segments	175,597	55,824
Other assets[1]	185	179
Elimination of intersegment receivables	(14,430)	(4,437)
Elimination of intersegment investment and goodwill	(19,332)	(19,332)
Consolidated total assets	142,020	32,234

(1) Assets from segments below the quantitative thresholds are attributable to two operating segments that include the sales and distribution of semiconductors. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.

Revenue and property, plant and equipment by geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	Unaudited 6 months ended June 30,
USD'000	2025	2024
North America	3,083	3,058
Europe, Middle East & Africa	852	880
Asia Pacific	795	890
Latin America	95	—
Total net sales	4,825	4,828

Property, plant and equipment, net of depreciation, by region	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Europe, Middle East & Africa	3,504	3,201
Total Property, plant and equipment, net of depreciation	3,504	3,201